Schedule of Changes in Share Capital (Details) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Options exercised		10,103	280,000	75,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issued and paid-up share capital, beginning	[1]	26,941,705
Issuance of shares- SPAC		15,650,280
Issuance of shares		139,966
Issued and paid-up share capital, ending	[1]	45,133,945	26,941,705
Ordinary shares [member] | Employees [Member]
IfrsStatementLineItems [Line Items]
Options exercised		10,103
Ordinary shares [member] | Controlling Shareholder [Member]
IfrsStatementLineItems [Line Items]
Options exercised		2,150,919
Ordinary shares [member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Options exercised		240,972

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. The amounts of shares and options are shown after the reverse split.